Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill.
Schedule of goodwill

	December 31, 2023	June 30, 2024
	RMB	RMB
		(Unaudited)
Goodwill	115,414	115,414
Less: impairment	(69,853)	(69,853)
Goodwill, net	45,561	45,561